Expense Example, No Redemption - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND (INSTITUTIONAL, INVESTOR A, Class R Shares and INVESTOR C) - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Investor C Shares
Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 165
Expense Example, No Redemption, 3 Years	555
Expense Example, No Redemption, 5 Years	971
Expense Example, No Redemption, 10 Years	$ 2,131